Note 17 - General and Administration Expenses - Schedule of General and Administration Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Rent and maintenance	$ 2	$ 7	$ 8	$ 72	$ 91	$ 233
Bad debts					1	(2)
Other	130	1	201	42	284	97
Total	2,992	183	4,183	879	2,196	1,542
General and Administrative Expense [Member]
Salary and employee benefits	1,225	(37)	1,486	282	512	418
Professional fees	1,609	212	2,431	458	1,252	724
Travel expenses	$ 26	$ 0	$ 57	$ 25	$ 56	$ 72